Employee Benefit Plans (Components Of Net Period Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pension Benefits	Dec. 31, 2011 Pension Benefits	Dec. 31, 2010 Pension Benefits	Dec. 31, 2012 Health Care Benefits	Dec. 31, 2011 Health Care Benefits	Dec. 31, 2010 Health Care Benefits
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost					$ 1.5	$ 1.6	$ 1.6	$ 0	$ 0	$ 0
Interest cost					27.2	28.3	29.7	0.8	1.0	1.2
Expected return on plan assets					(27.6)	(29.2)	(26.2)	0	0	0
Amortization of prior service cost					0	0.2	0.8	(17.4)	(17.4)	(17.4)
Mark-to-market actuarial net losses (gains)	42.0	83.8	83.8	(9.6)	44.0	83.4	10.6	(2.0)	0.4	(1.0)
Other					0	0	0	0	0	0.2
Net periodic benefit cost (gain)					$ 45.1	$ 84.3	$ 16.5	$ (18.6)	$ (16.0)	$ (17.0)